Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive securities excluded from computation of diluted net loss per share - shares	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	1,430,309	1,496,026	1,560,408	1,554,215
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	1,177,315	1,178,169	1,182,503	1,187,803
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	252,994	317,857	377,905	366,412